GOODWILL AND INTANGIBLE ASSETS - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 1,616,867	$ 1,484,117	$ 1,313,514
Intangible assets with indefinite lives	225,296	227,420
Intangible assets with definite lives, net of accumulated amortization	124,854	166,362
Total goodwill and intangible assets, net	$ 1,967,017	$ 1,877,899